Financial assets - Levels (Details) - At fair value [member] - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial asset at fair value	₺ 6,144,354	₺ 2,345,458
Fair value through other comprehensive income | Level 1
Financial assets
Financial asset at fair value	₺ 1,850,830	₺ 2,345,458
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 1
Financial assets
Financial asset at fair value	₺ 19,982
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 2
Financial assets
Financial asset at fair value	₺ 4,034,897
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Forward exchange rates at the reporting date
Financial asset at fair value through profit or loss | Level 3
Financial assets
Financial asset at fair value	₺ 238,645
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Pricing models based on discounted cash flow